Financing net investment result (Tables)	12 Months Ended
Dec. 31, 2025
Statement1 [Line Items]
Summary of Financing Net Investment Result

	2025	2024	2023

Interest charges

- Subordinated loans	(82)	(99)	(115)

- Trust pass-through securities	(8)	(9)	(9)

- Borrowings	(88)	(82)	(58)

For the year ended December 31	(178)	(190)	(182)